Commitments and Contingencies (Details Textual) (USD $)	1 Months Ended		12 Months Ended
	Aug. 01, 2013	Oct. 22, 2010	Dec. 31, 2014	Dec. 31, 2013	Sep. 09, 2014
Commitments and Contingencies [Abstract]
Rental expense	$ 6,800		$ 163,500	$ 58,800
Description of leasing arrangements	This lease agreement was amended in January 2014 to reflect a 63 month term for a larger suite in an adjoining building.
Principal amount, sought value		485,000
Discontinued operations					124,774
Term of lease	39 months
Monthly base rent			$ 9,600